Property, Plant and Equipment Additional Information (Details) - EUR (€) € in Millions	3 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment acquired	€ 13.5	€ 16.4